
PRIVATE ACCESS

BRASS RIVET


INNOVATIVE ALTERNATIVE INVESTMENT
PRODUCTS FOR THE INVESTING PUBLIC
PRIVATE ACCESS

BRASS SNAP

FS INVESTMENT CORPORATION

A Business Development Company

FS² Capital Partners LLC > 801 North Orange Ave. > Suite 812 > Orlando, FL 32801
877-372-9880 > www.fs2cap.com > Member FINRA/SIPC